Segment information (Primary segment) - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating segments
Restructuring costs	€ (935)	€ (1,490)
Provision for restructuring | United Kingdom and Portugal | Adjustments
Operating segments
Restructuring costs		€ (530)